Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of ownership interests by related party

			Ownership interest
		Place of
Name	Type	incorporation	2023	2022
AgCentral Pty Ltd	Parent company	Australia	—	100%
AgCentral Energy Pty Ltd	Parent company	Australia	100%	—

			Ownership interest
		Place of
Name	Type	incorporation	2023	2022
Neptune Merger Sub, Inc,	Subsidiary	United States	100%	—
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	—
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%

Schedule of transactions with related parties

	For the year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Lease rental payment to other related parties	43	44
Loan from parent entity	4,015	1,838
Loan from investors	9,348	2,091
Gain on modification of borrowings recognised in the Capital contribution reserve	1,139	1,697
Derivative financial instruments	(105)	(3)
Investment in joint venture	(242)	1,712

Schedule of key management personnel compensation

	For the year ended June 30,
	2023	2022

	(In thousands of US Dollars)
Short-term employee benefits	1,775	1,130
Long-term benefits	27	10
	1,802	1,140

(i)Convertible Note 3

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	8,883	9,709
Capital contribution (excluding tax impact)	(732)	(993)
Interest expense	950	1,003
Exchange differences	(339)	(836)
Closing Balance	8,762	8,883

(ii)Convertible Note 4

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	3,936	4,496
Capital contribution (excluding tax impact)	(366)	(1,118)
Interest expense	995	952
Exchange differences	(160)	(394)
Closing Balance	4,405	3,936

(iii)Convertible Note 5

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	1,124	1,226
Capital contribution (excluding tax impact)	(94)	(133)
Additions during the year	—	—
Interest expense	127	135
Exchange differences	(43)	(104)
Closing Balance	1,114	1,124

(iv)Senior Convertible Note

	June 30,
	2023	2022

	(In thousands of US Dollars)
Opening Balance	—	—
Additions during the year	2,431	—
Interest expense	33	—
Exchange differences	(26)	—
Closing Balance	2,438	—

(v)Loan from shareholder

	June 30,	June 30,
	2023	2022

	(In thousands of US Dollars)
Initial recognition / face value	1,688	1,838
Additions during the year	4,015	—
Capital contribution (excluding tax impact)	(325)	(168)
Interest expense	295	17
Exchange differences	(142)	1
Closing Balance	5,531	1,688

Schedule of movements in related party debt

	June 30,	June 30,
	2023	2022

	(In thousands of US Dollars)
Initial recognition / face value	1,688	1,838
Additions during the year	4,015	—
Capital contribution (excluding tax impact)	(325)	(168)
Interest expense	295	17
Exchange differences	(142)	1
Closing Balance	5,531	1,688

Schedule of outstanding balances arising from sales/purchases of goods and services

	June 30,
	2023	2022

	(In thousands of US Dollars)
Lease liabilities for lease arrangement with related party	(54)	(93)

Schedule of loans to/(from) related parties

	June 30,
	2023	2022

	(In thousands of US Dollars)
Loan to joint venture	225	43
Loan from shareholder	(5,531)	(1,688)
Loans from shareholder – Convertible Note 3	(8,762)	(8,883)
Loans from shareholder – Convertible Note 4	(4,405)	(3,936)
Loans from shareholder – Convertible Note 5	(1,114)	(1,124)
Loans from shareholder – Senior Convertible Note	(2,438)	—